Summary of Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total revenues	$ 18,779,172	$ 21,042,363	$ 26,082,417
Disaggregation of revenue, percentage	(10.80%)	(10.80%)
Advertising [Member]
Total revenues	$ 17,806	$ 20,703
Disaggregation of revenue, percentage	(14.00%)	(14.00%)
Total revenue, percentage	94.80%	98.30%
License [Member]
Total revenues		$ 203
Disaggregation of revenue, percentage	(100.00%)	(100.00%)
Total revenue, percentage		1.00%
Technology Service [Member]
Total revenues	$ 973	$ 136
Disaggregation of revenue, percentage	615.40%	615.40%
Total revenue, percentage	5.20%	0.70%